SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total		$ 6,442,729	$ 7,027,364
Eternal Horizon International Company Limited [Member]
Related Party Transaction [Line Items]
Total	[1]	4,999,550	4,999,550
Changbin Xia [Member]
Related Party Transaction [Line Items]
Total	[2]	1,415,492	2,023,420
Peijiang Chen [Member]
Related Party Transaction [Line Items]
Total	[2]	27,448
Yanping Guo [Member]
Related Party Transaction [Line Items]
Total		239	420
Hanwu Yang [Member]
Related Party Transaction [Line Items]
Total	[2]		$ 3,974

[1]	During IPO, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550. The gross proceeds were wired into the Company’s account and was invested in loan receivable together with net proceeds from IPO.
[2]	The Company borrowed loans as working capital from two shareholders Hanwu Yang and Changbin Xia as well as the legal representative of Vande, and Peijiang Chen as well as the director of Wunong Shenzhen. The balance due to related parties is interest-free and due on demand.